Summary of Significant Accounting Policies - Schedule of Property and Equipment Are Stated at Cost Less Accumulated Depreciation and Amortization (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer equipment [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Discription of useful lives of property plant and equipment	Shorter of remaining lease term or useful life
Leasehold improvements [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Discription of useful lives of property plant and equipment		Shorter of remaining lease term or useful life